Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

12. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through March 27, 2025, which is the date the consolidated financial statements were issued.

January 2025 Offering

On January 28, 2025, the Company, entered into a securities purchase agreement with certain institutional investors pursuant to which the Company sold, in a registered direct offering, an aggregate of 204,312 shares of common stock at a purchase price of $5.105 per share (the “January 2025 Offering”). The shares were offered pursuant to a “shelf” registration statement on Form S-3 (Registration No. 333-280796), which was declared effective by the SEC on July 18, 2024, as supplemented by a prospectus supplement and accompanying base prospectus filed with the SEC on January 30, 2025.

In a concurrent private placement, the Company also issued to the investors unregistered warrants (the “January 2025 Warrants”) to purchase up to an aggregate of 408,621 shares of common stock at an exercise price of $3.855 per share. The January 2025 Warrants are exercisable upon issuance, or January 30, 2025, and expire twenty-four months from the date of issuance, or January 30, 2027.

As compensation for acting as the placement agent for the January 2025 Offering, the Company paid H.C. Wainwright & Co., LLC a cash transaction fee equal to 7.5% of the aggregate gross cash proceeds in the offering and a management fee equal to 1.0% of the aggregate gross cash proceeds in the offering. The Company also issued to H.C. Wainwright & Co., LLC warrants (the “January 2025 Placement Agent Warrants”) to purchase up to 15,325 shares of common stock. The January 2025 Placement Agent Warrants have an exercise price equal to $6.382 per share and are exercisable upon issuance, or January 30, 2025, and expire twenty-four months from the date of issuance, or January 30, 2027.

The January 2025 Offering closed on January 30, 2025, resulting in net proceeds to the Company of approximately $804,346, after deducting the placement agent fees and other offering expenses paid by the Company.

February 2025 Offering

On February 5, 2025, the Company entered into a securities purchase agreement with certain institutional investors pursuant to which the Company sold, in a registered direct offering an aggregate of 300,700 shares of common stock at a purchase price of $3.575 per share (the “February 2025 Offering”). The shares were offered pursuant to a “shelf” registration statement on Form S-3 (Registration No. 333-280796), which was declared effective by the SEC on July 18, 2024, as supplemented by a prospectus supplement and accompanying base prospectus filed with the SEC on February 6, 2025.

In a concurrent private placement, the Company also issued to the investors unregistered warrants (the “February 2025 Warrants”) to purchase up to an aggregate of 300,700 shares of common stock at an exercise price of $2.95 per share. The February 2025 Warrants are exercisable upon issuance, or February 6, 2025, and expire twenty-four months from the date of issuance, or February 8, 2027.

As compensation for acting as the placement agent for the February 2025 Offering, the Company paid H.C. Wainwright & Co., LLC a cash transaction fee equal to 7.5% of the aggregate gross cash proceeds in the offering and a management fee equal to 1.0% of the aggregate gross cash proceeds in the offering. The Company also issued to H.C. Wainwright & Co., LLC warrants (the “February 2025 Placement Agent Warrants”) to purchase up to 22,554 shares of common stock. The February 2025 Placement Agent Warrants have an exercise price equal to $4.469 per share and are exercisable upon issuance, or February 6, 2025, and expire twenty-four months from the date of issuance, or February 8, 2027.

The February 2025 Offering closed on February 6, 2025, resulting in net proceeds to the Company of approximately $908,627, after deducting the placement agent fees and other offering expenses paid by the Company.

1:5 Reverse Stock Split

On February 18, 2025, the Company filed an amendment to its Certificate of Incorporation with the Secretary of State of Delaware to effect the 1:5 Reverse Stock Split, which was effective as of February 24, 2025. The Company’s stockholders approved a reverse stock split at a ratio ranging from 1:3 to 1:5 at the 2024 Special Stockholders Meeting on November 6, 2024, and subsequently on February 10, 2025, the Company’s Board of Directors approved the implementation of the reverse stock split at a ratio of 1:5.

As of the effective time of the 1:5 Reverse Stock Split, every five (5) issued and outstanding shares of the Company’s common stock were automatically combined and converted into one (1) issued and outstanding share of the Company’s common stock, reducing the number of shares of common stock outstanding from 7,364,554 shares to 1,472,891 shares. The 1:5 Reverse Stock Split did not change the authorized number of shares of common stock or preferred stock. Proportional adjustments were made to the number of shares of common stock issuable upon exercise or conversion of the Company’s equity awards, warrants, and other equity instruments convertible into common stock, as well as the respective exercise prices, if applicable in accordance with the terms of the instruments. No fractional shares of common stock were issued in connection with the 1:5 Reverse Stock Split. All fractional shares were rounded up to the nearest whole share with respect to outstanding shares of common stock.

Unless otherwise noted, all references to numbers of shares of the Company’s common stock and per share information presented in these consolidated financial statements have been retroactively adjusted, as appropriate, to reflect the 1:5 Reverse Stock Split (and the 1:12 Reverse Stock Split in August 2024), including reclassifying an amount equal to the reduction in par value of common stock to additional paid-in capital.

Other Events

On January 8, 2025 and January 29, 2025, the Company issued 296,400 shares and 88,800 shares of common stock, respectively upon the exercise of 296,400 and 88,800 September 2024 Pre-Funded Warrants, respectively, resulting in aggregate cash proceeds to the Company of $1,926.

On January 20, 2025, the Company issued a total of 15,809 shares of common stock to certain executives and consultants, in settlement of the share-based portion of the 2024 performance bonuses as discussed in Note 10, based on the closing price of the Company’s common stock on January 2, 2025. Approximately 2,748 shares were withheld to cover payroll tax withholdings.

On January 28, 2025, the Company announced the approval of an Investigational Review Board (IRB) sanctioned Phase II clinical study. The study (NCT06656351) will evaluate the efficacy and safety of the tafenoquine for treating patients with a presumptive diagnosis of chronic babesiosis, the patient enrollment of which is expected to begin in the third quarter of 2025.

There have been no other events or transactions during this time which would have a material effect on these consolidated financial statements.